Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	During 2025, we did not grant stock options, stock appreciation rights, or similar option-like instruments and we have no policies or practices to disclose pursuant to Item 402(x) of SEC Regulation S-K. In addition, we do not schedule equity award grants in anticipation of the release of material, non-public information, nor do we time the release of material non-public information based on equity grant dates.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	During 2025, we did not grant stock options, stock appreciation rights, or similar option-like instruments and we have no policies or practices to disclose pursuant to Item 402(x) of SEC Regulation S-K.
MNPI Disclosure Timed for Compensation Value	false